Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 1.8	$ 2.1	$ 0.3
Letters of Credit Outstanding, Amount	0.4
Deferred Costs, Service Revenue	0.5	$ 0.6
Loss Contingency, Damages Sought, Value	$ 6.0